NATURE OF OPERATIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended				12 Months Ended
	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	Jun. 04, 2020	May 12, 2020	May 04, 2020	Jun. 30, 2021	Mar. 31, 2021	Feb. 19, 2021	Nov. 30, 2020	Jan. 31, 2020	Sep. 30, 2022	Oct. 31, 2020	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jul. 04, 2021	May 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents, at carrying value													$ 25,178		$ 28,150				$ 41,614		$ 25,178
Proceeds from warrant exercises																	$ 3,771		$ 3,771
Number of warrants to purchase common stock													4,971		377,818				377,818		4,971
Proceeds from sale of common shares								$ 10,826					$ 31,113
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																			4
Per share value (in Dollars per share)								$ 51.20															$ 51.20
Accumulated deficit													$ 410,738		$ 438,368				$ 428,600		$ 410,738
Cash in operations															$ 12,307		$ 11,703		$ 15,439		$ 21,940
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		333,333
Proceeds from sale of common shares											$ 10,500
Shares of common stock (in Shares)										383,333	125,000
November 2020 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock		166,674
Proceeds from sale of common shares			$ 9,200
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period			50,000
Stock issued during period shares warrants exercised			25,000
Ayala Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents, at carrying value												$ 11,195		$ 11,195				$ 36,982		$ 42,025
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																		18,328,000
Shares of common stock (in Shares)												305,517		310,417				827,094
Common stock shares associated (in Shares)					3,940,689
Net proceeds				$ 52,200
Aggregate shares of common stock (in Shares)						3,715,222
Securities purchase agreements, description									(i) an aggregate of 333,333 shares of our common stock (the “Private Placement Shares”), par value $0.01 per share, together with warrants to purchase an aggregate of 116,666 shares of its Common Stock with an exercise price of $18.10 per share (the “Common Warrants”), for an aggregate purchase price of $4,999,995.00 and (ii) pre-funded warrants to purchase an aggregate of 1,333,333 shares of its Common Stock with an exercise price of $0.01 per share (the “Pre-Funded Warrants” and collectively with the Common Warrants, the “Private Placement Warrants”), together with an aggregate of 466,666 Common Warrants, for an aggregate purchase price of $19,986,661.67 (collectively, the “Private Placement”). The Private Placement closed on February 23, 2021.
Aggregate value							$ 200,000
Total number of shares (in Shares)																		827,094
Goss proceeds																		$ 10,400
Accumulated deficit												$ 139,566		$ 139,566				111,141		70,887
Cash in operations														$ 26,342		$ 30,564		38,356		$ 27,541
Cash and cash equivalents and restricted bank deposits																		$ 37,300
Ayala Pharmaceuticals Inc [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock (in Shares)					3,940,689
Per share value (in Dollars per share)				$ 15.00	$ 0.01
Common stock shares associated (in Shares)					274,022
Net proceeds					$ 52,800
Merger Agreement [Member] | Biosight Ltd and Advaxis Ltd [Member] | Other Ownership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares																						25.00%
Merger Agreement [Member] | Biosight Ltd [Member] | Other Ownership [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares																						75.00%
Definitive Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	140,552
Definitive Agreements [Member] | April 2021 Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock	175,065
Proceeds from sale of common shares	$ 20,000
Definitive Agreements [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	219,718
Pre-funded warrants to purchase common shares	95,899
Number of warrants to purchase common stock	95,899